Payden Absolute Return Bond Fund

Schedule of Investments
- July 31, 2021 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (29%
)
1,600,000 AlbaCore Euro CLO I DAC 144A, (3 mo.
EURIBOR + 3.250%), 3.25%, 10/18/34
EUR (a)(b)(c)(d) $ 1,898
7,118 Allegro CLO III Ltd. 144A, (3 mo. LIBOR USD
+ 0.840%), 1.02%, 7/25/27 (b)(c) 7
565,936 Allegro CLO II-S Ltd. 144A, (3 mo. LIBOR
USD + 1.080%), 1.21%, 10/21/28 (b)(c) 566
3,000,000 Allegro CLO V Ltd. 144A, (3 mo. LIBOR USD
+ 1.450%), 1.58%, 10/16/30 (b)(c) 3,000
2,100,000 Allegro CLO X Ltd. 144A, (3 mo. LIBOR USD
+ 3.700%), 3.89%, 7/20/32 (b)(c) 2,100
800,000 Allegro CLO XII Ltd. 144A, (3 mo. LIBOR USD
+ 3.600%), 3.73%, 1/21/32 (b)(c) 804
2,000,000 Ammc CLO 20 Ltd. 144A, (3 mo. LIBOR USD
+ 3.150%), 3.27%, 4/17/29 (b)(c) 2,000
847,452 Apidos CLO XXI 144A, (3 mo. LIBOR USD +
0.930%), 1.06%, 7/18/27 (b)(c) 848
650,000 Apidos CLO XXI 144A, (3 mo. LIBOR USD +
2.450%), 2.58%, 7/18/27 (b)(c) 647
3,000,000 Arbor Realty Commercial Real Estate Notes
2019-FL1 Ltd. 144A, (1 mo. LIBOR USD +
1.500%), 1.59%, 5/15/37 (b)(c) 3,005
1,700,000 Arbor Realty Commercial Real Estate Notes
2019-FL1 Ltd. 144A, (1 mo. LIBOR USD +
1.700%), 1.79%, 5/15/37 (b)(c) 1,705
1,500,000 Arbor Realty Commercial Real Estate Notes
2019-FL2 Ltd. 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average + 1.864%),
1.91%, 9/15/34 (b)(c) 1,506
2,178,000 Arbys Funding LLC 144A, 3.24%, 7/30/50 (b) 2,303
1,350,000 Bain Capital Credit CLO 2019-3 Ltd. 144A,
(3 mo. LIBOR USD + 7.150%), 7.28%,
10/21/32 (b)(c) 1,355
2,400,000 Bain Capital Credit CLO 2020-3 Ltd. 144A,
(3 mo. LIBOR USD + 1.380%), 1.52%,
10/23/32 (b)(c) 2,408
5,250,000 Bain Capital Credit CLO 2020-3 Ltd. 144A,
(3 mo. LIBOR USD + 1.900%), 2.04%,
10/23/32 (b)(c) 5,267
1,200,000 Ballyrock CLO 2019-1 Ltd. 144A, (3 mo.
LIBOR USD + 6.750%), 6.75%, 7/15/32 (a)
(b)(c) 1,200
370,000 Barings CLO Ltd. 2016-II 144A, (3 mo. LIBOR
USD + 3.250%), 3.38%, 7/20/28 (b)(c) 373
2,500,000 Barings CLO Ltd. 2020-I 144A, (3 mo. LIBOR
USD + 2.550%), 2.68%, 10/15/32 (b)(c) 2,517
1,750,000 Battalion CLO 18 Ltd. 144A, (3 mo. LIBOR
USD + 4.000%), 4.13%, 10/15/32 (b)(c) 1,751
1,450,000 BDS 2019-FL3 Ltd. 144A, (1 mo. LIBOR USD
+ 2.700%), 2.79%, 12/15/35 (b)(c) 1,452
1,500,000 BDS 2019-FL4 Ltd. 144A, (1 mo. LIBOR USD
+ 1.100%), 1.19%, 8/15/36 (b)(c) 1,504
2,200,000 BDS 2020-FL5 Ltd. 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.264%), 1.31%, 2/16/37 (b)(c) 2,209
2,350,000 BDS 2020-FL5 Ltd. 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.464%), 1.51%, 2/16/37 (b)(c) 2,358
2,100,000 BDS 2020-FL5 Ltd. 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.914%), 1.96%, 2/16/37 (b)(c) 2,107
Principal
or Shares Security Description
Value
(000)
1,900,000 Benefit Street Partners CLO XVII Ltd. 144A, (3
mo. LIBOR USD + 3.350%), 3.35%, 7/15/32 (a)
(b)(c) $ 1,900
450,000 Blackrock European CLO III Designated Activity
Co. 144A, (3 mo. EURIBOR + 0.880%), 0.88%,
7/19/35 EUR (b)(c)(d) 534
1,300,000 Blackrock European CLO V DAC , (3 mo.
EURIBOR + 1.100%), 1.10%, 7/16/31 EUR (c)
(d)(e) 1,543
1,163,851 BlueMountain CLO 2013-1 Ltd. 144A, (3 mo.
LIBOR USD + 1.230%), 1.36%, 1/20/29 (b)(c) 1,165
3,300,000 Bosphorus CLO V DAC 144A, (3 mo.
EURIBOR + 1.010%), 1.01%, 12/12/32
EUR (b)(c)(d) 3,920
3,300,000 Bridgepoint CLO 2 DAC 144A, (3 mo.
EURIBOR + 0.900%), 0.90%, 4/15/35 EUR (b)
(c)(d) 3,913
600,000 BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo.
LIBOR USD + 1.300%), 1.39%, 9/15/35 (b)(c) 601
450,000 BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo.
LIBOR USD + 1.600%), 1.69%, 9/15/35 (b)(c) 451
400,000 BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo.
LIBOR USD + 2.100%), 2.19%, 9/15/35 (b)(c) 401
350,000 BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo.
LIBOR USD + 2.750%), 2.84%, 9/15/35 (b)(c) 351
1,925,000 Carlyle C17 CLO Ltd. 144A, (3 mo. LIBOR
USD + 2.800%), 2.93%, 4/30/31 (b)(c) 1,908
268,296 Carlyle Global Market Strategies Euro CLO
2015-2 DAC 144A, (3 mo. EURIBOR +
0.730%), 0.73%, 9/21/29 EUR (b)(c)(d) 318
1,615,922 CARS-DB4 LP 144A, 2.69%, 2/15/50 (b) 1,671
1,197,750 CARS-DB4 LP 144A, 3.19%, 2/15/50 (b) 1,235
2,800,000 CARS-DB4 LP 144A, 4.17%, 2/15/50 (b) 2,912
1,000,000 CARS-DB4 LP 144A, 4.52%, 2/15/50 (b) 1,061
970,000 CARS-DB4 LP 144A, 4.95%, 2/15/50 (b) 1,029
2,050,000 CIFC European Funding CLO IV DAC 144A,
(3 mo. EURIBOR + 1.500%), 1.50%, 8/18/35
EUR (a)(b)(c)(d) 2,432
350,000 CIFC Funding 2013-III-R Ltd. 144A, (3 mo.
LIBOR USD + 2.900%), 3.03%, 4/24/31 (b)(c) 350
1,896,745 CIFC Funding 2015-V Ltd. 144A, (3 mo.
LIBOR USD + 0.860%), 0.99%, 10/25/27 (b)(c) 1,891
700,000 CIFC Funding 2015-V Ltd. 144A, (3 mo.
LIBOR USD + 2.950%), 3.08%, 10/25/27 (b)(c) 702
3,738,336 CLI Funding VIII 2021-1A LLC 144A, 1.64%,
2/18/46 (b) 3,745
1,054,402 CLI Funding VIII LLC 144A, 2.38%, 2/18/46 (b) 1,057
250,000 Columbia Cent CLO 27 Ltd. 144A, (3 mo.
LIBOR USD + 1.600%), 1.73%, 10/25/28 (b)(c) 251
690,098 CoreVest American Finance 2018-2 Trust 144A,
4.03%, 11/15/52 (b) 725
300,000 CVC Cordatus Loan Fund III DAC 144A, (3 mo.
EURIBOR + 2.550%), 2.55%, 8/15/32 EUR (b)
(c)(d) 351
965,000 DataBank Issuer 144A, 2.06%, 2/27/51 (b) 986
1,728,923 DB Master Finance 2017-1A LLC 144A, 3.63%,
11/20/47 (b) 1,752
687,750 DB Master Finance 2019-1A LLC 144A, 3.79%,
5/20/49 (b) 698
2,350,000 Diamond Infrastructure Funding LLC 144A,
1.76%, 4/15/49 (b) 2,370
1,150,000 Diamond Infrastructure Funding LLC 144A,
2.36%, 4/15/49 (b) 1,157

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
1,700,000 Diamond Infrastructure Funding LLC 144A,
3.48%, 4/15/49 (b) $ 1,714
1,795,500 Domino's Pizza Master Issuer 2021-1A LLC
144A, 2.66%, 4/25/51 (b) 1,881
2,593,500 Domino's Pizza Master Issuer 2021-1A LLC
144A, 3.15%, 4/25/51 (b) 2,787
3,700,000 Drive Auto Receivables Trust 2019-2 , 3.69%,
8/17/26  3,841
1,000,000 Drive Auto Receivables Trust 2019-3 , 3.18%,
10/15/26  1,036
1,072,500 Driven Brands Funding 2019-1A LLC 144A,
4.64%, 4/20/49 (b) 1,166
2,029,500 Driven Brands Funding 2020-1A LLC 144A,
3.79%, 7/20/50 (b) 2,152
1,940,250 Driven Brands Funding 2020-2A LLC 144A,
3.24%, 1/20/51 (b) 2,023
2,200,000 Dryden 33 Senior Loan Fund 144A, (3 mo.
LIBOR USD + 3.650%), 3.78%, 4/15/29 (b)(c) 2,210
4,150,000 Dryden 36 Senior Loan Fund 144A, (3 mo.
LIBOR USD + 1.450%), 1.58%, 4/15/29 (b)(c) 4,185
650,000 Dryden 39 Euro CLO 2015 BV 144A, (3 mo.
EURIBOR + 0.870%), 0.87%, 10/15/31
EUR (b)(c)(d) 772
2,450,000 Elmwood CLO VI Ltd. 144A, (3 mo. LIBOR
USD + 2.350%), 2.48%, 10/15/31 (b)(c) 2,463
945,000 First Investors Auto Owner Trust 2019-1 144A,
3.55%, 4/15/25 (b) 976
2,000,000 First Investors Auto Owner Trust 2019-2 144A,
2.80%, 12/15/25 (b) 2,056
775,906 Galaxy XXIX CLO Ltd. 144A, (3 mo. LIBOR
USD + 0.790%), 0.95%, 11/15/26 (b)(c) 776
394,197 GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR
USD + 1.300%), 1.39%, 2/22/36 (b)(c) 396
600,000 GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR
USD + 1.600%), 1.69%, 2/22/36 (b)(c) 602
800,000 GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR
USD + 1.900%), 1.99%, 2/22/36 (b)(c) 802
1,700,000 Grand Avenue CRE 2019-FL1 144A, (1 mo.
LIBOR USD + 1.500%), 1.59%, 6/15/37 (b)(c) 1,706
2,800,000 Greystone Commercial Real Estate Notes 2018-
HC1 Ltd. 144A, (1 mo. LIBOR USD + 1.550%),
1.64%, 9/15/28 (b)(c) 2,799
250,000 Greystone Commercial Real Estate Notes 2018-
HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.150%),
2.24%, 9/15/28 (b)(c) 250
2,450,000 Greystone Commercial Real Estate Notes 2018-
HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.650%),
2.74%, 9/15/28 (b)(c) 2,445
2,300,000 Greystone CRE Notes 2019-FL2 Ltd. 144A, (1
mo. LIBOR USD + 2.400%), 2.49%, 9/15/37 (b)
(c) 2,297
2,000,000 Greystone CRE Notes 2019-FL2 Ltd. 144A, (1
mo. LIBOR USD + 2.750%), 2.84%, 9/15/37 (b)
(c) 1,987
1,000,000 Grippen Park CLO Ltd. 144A, (3 mo. LIBOR
USD + 1.650%), 1.78%, 1/20/30 (b)(c) 1,001
500,000 Halcyon Loan Advisors Funding 2015-2 Ltd.
144A, (3 mo. LIBOR USD + 1.650%), 1.78%,
7/25/27 (b)(c) 500
2,300,000 Henley CLO I DAC 144A, (3 mo. EURIBOR +
0.950%), 0.95%, 7/25/34 EUR (a)(b)(c)(d) 2,728
1,300,000 Henley CLO I DAC 144A, (3 mo. EURIBOR +
1.650%), 1.65%, 7/25/34 EUR (a)(b)(c)(d) 1,542
Principal
or Shares Security Description
Value
(000)
2,400,000 ICG U.S. CLO 2015-2R Ltd. 144A, (3 mo.
LIBOR USD + 1.370%), 1.50%, 1/16/33 (b)(c) $ 2,404
587,481 Invitation Homes 2018-SFR3 Trust 144A, (1
mo. LIBOR USD + 1.000%), 1.09%, 7/17/37 (b)
(c) 590
60,289 JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD
+ 1.450%), 1.58%, 4/21/25 (b)(c) 60
1,992,677 JPMorgan Chase Bank N.A.-CACLN 144A,
28.35%, 9/25/28 (b) 2,004
1,625,000 JPMorgan Chase Bank N.A.-CACLN 144A,
2.28%, 12/26/28 (b) 1,627
1,500,000 JPMorgan Chase Bank N.A.-CACLN 144A,
8.48%, 12/26/28 (b) 1,513
300,000 KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD
+ 1.350%), 1.44%, 6/15/36 (b)(c) 301
200,000 KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD
+ 1.600%), 1.69%, 6/15/36 (b)(c) 201
200,000 KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD
+ 2.000%), 2.09%, 6/15/36 (b)(c) 201
3,000,000 KVK CLO 2016-1 Ltd. 144A, (3 mo. LIBOR
USD + 2.000%), 2.13%, 1/15/29 (b)(c) 3,003
796,836 LCM XVIII LP 144A, (3 mo. LIBOR USD +
1.240%), 1.37%, 7/15/27 (b)(c) 797
950,000 LCM XVIII LP 144A, (3 mo. LIBOR USD +
1.750%), 1.88%, 7/15/27 (b)(c) 951
800,000 LMREC 2019-CRE3 Inc. 144A, (1 mo. LIBOR
USD + 1.400%), 1.49%, 12/22/35 (b)(c) 801
415,398 LoanCore 2018-CRE1 Issuer Ltd. 144A, (1 mo.
LIBOR USD + 1.130%), 1.22%, 5/15/28 (b)(c) 415
1,300,000 LoanCore 2019-CRE2 Issuer Ltd. 144A, (1 mo.
LIBOR USD + 1.500%), 1.59%, 5/15/36 (b)(c) 1,301
2,300,000 LoanCore 2021-CRE5 Issuer Ltd. 144A, (1 mo.
LIBOR USD + 3.750%), 3.84%, 7/15/36 (b)(c) 2,309
747,984 Madison Park Funding XIII Ltd. 144A, (3 mo.
LIBOR USD + 0.950%), 1.08%, 4/19/30 (b)(c) 749
1,340,000 Madison Park Funding XIII Ltd. 144A, (3 mo.
LIBOR USD + 2.850%), 2.98%, 4/19/30 (b)(c) 1,335
3,210,637 Magnetite VII Ltd. 144A, (3 mo. LIBOR USD +
0.800%), 0.93%, 1/15/28 (b)(c) 3,213
238,076 Marathon CRE 2018 FL1 Ltd. 144A, (1 mo.
LIBOR USD + 1.150%), 1.24%, 6/15/28 (b)(c) 238
150,000 Marathon CRE 2018 FL1 Ltd. 144A, (1 mo.
LIBOR USD + 1.550%), 1.64%, 6/15/28 (b)(c) 150
3,500,000 Neuberger Berman Loan Advisers CLO 24 Ltd.
144A, (3 mo. LIBOR USD + 1.020%), 1.15%,
4/19/30 (b)(c) 3,500
2,000,000 Neuberger Berman Loan Advisers CLO 37 Ltd.
144A, (3 mo. LIBOR USD + 2.850%), 2.98%,
7/20/31 (b)(c) 2,000
1,000,000 NLY Commercial Mortgage Trust 2019-FL2
144A, (1 mo. LIBOR USD + 1.600%), 1.69%,
2/15/36 (b)(c) 1,003
2,700,000 Oak Street Investment Grade Net Lease Fund
Series 2020-1 144A, 3.39%, 11/20/50 (b) 2,839
1,900,000 Oak Street Investment Grade Net Lease Fund
Series 2021-1 144A, 2.80%, 1/20/51 (b) 1,964
2,100,000 Ocean Trails CLO VII 144A, (3 mo. LIBOR USD
+ 1.010%), 1.14%, 4/17/30 (b)(c) 2,100
1,600,000 Ocean Trails CLO X 144A, (3 mo. LIBOR USD
+ 1.550%), 1.68%, 10/15/31 (b)(c) 1,603
2,350,000 OCP CLO 2013-4 Ltd. 144A, (3 mo. LIBOR
USD + 1.450%), 1.58%, 4/24/29 (b)(c) 2,346

Principal
or Shares Security Description
Value
(000)
400,000 OCP CLO 2014-5 Ltd. 144A, (3 mo. LIBOR
USD + 2.900%), 3.03%, 4/26/31 (b)(c) $ 393
2,000,000 OCP CLO 2019-17 Ltd. 144A, (3 mo. LIBOR
USD + 6.500%), 6.63%, 7/20/32 (b)(c) 2,000
1,100,000 OneMain Financial Issuance Trust 2019-1 144A,
4.22%, 2/14/31 (b) 1,108
2,099,984 OZLM VII Ltd. 144A, (3 mo. LIBOR USD +
1.010%), 1.14%, 7/17/29 (b)(c) 2,101
1,500,000 OZLM VIII Ltd. 144A, (3 mo. LIBOR USD +
2.200%), 2.33%, 10/17/29 (b)(c) 1,493
2,250,000 Palmer Square Loan Funding 2020-1 Ltd.
144A, (3 mo. LIBOR USD + 1.350%), 1.51%,
2/20/28 (b)(c) 2,239
2,900,000 Palmer Square Loan Funding 2020-1 Ltd.
144A, (3 mo. LIBOR USD + 2.500%), 2.66%,
2/20/28 (b)(c) 2,905
739,100 Planet Fitness Master Issuer 2018-1A LLC 144A,
4.26%, 9/05/48 (b) 745
1,945,000 Planet Fitness Master Issuer 2018-1A LLC 144A,
4.67%, 9/05/48 (b) 2,021
400,000 Progress Residential 2018-SFR3 Trust 144A,
4.08%, 10/17/35 (b) 402
1,250,000 Progress Residential 2019-SFR2 Trust 144A,
3.79%, 5/17/36 (b) 1,273
2,350,000 Progress Residential 2019-SFR4 Trust 144A,
2.94%, 10/17/36 (b) 2,411
1,800,000 Providus CLO IV DAC 144A, (3 mo. EURIBOR
+ 0.820%), 0.82%, 4/20/34 EUR (b)(c)(d) 2,136
1,200,000 Santander Drive Auto Receivables Trust 2019-2 ,
3.22%, 7/15/25  1,239
1,800,000 Sculptor CLO XXV Ltd. 144A, (3 mo. LIBOR
USD + 1.900%), 2.03%, 1/15/31 (b)(c) 1,805
316,427 Shackleton 2015-VIII CLO Ltd. 144A, (3 mo.
LIBOR USD + 0.920%), 1.05%, 10/20/27 (b)(c) 317
2,200,000 Sound Point Euro CLO III Funding DAC , (3 mo.
EURIBOR + 0.950%), 0.95%, 4/15/33 EUR (c)
(d)(e) 2,611
2,950,000 St Paul's CLO IX DAC , (3 mo. EURIBOR +
0.820%), 0.82%, 11/15/30 EUR (c)(d)(e) 3,502
3,450,000 St Paul's CLO XII DAC 144A, (3 mo.
EURIBOR + 0.920%), 0.92%, 4/15/33 EUR (b)
(c)(d) 4,095
2,400,000 Stack Infrastructure Issuer 2020-1A LLC 144A,
1.89%, 8/25/45 (b) 2,420
3,500,000 Stack Infrastructure Issuer 2021-1A LLC 144A,
1.88%, 3/26/46 (b) 3,548
1,700,000 STWD 2019-FL1 Ltd. 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.194%), 1.24%, 7/15/38 (b)(c) 1,703
1,650,126 Symphony CLO XIV Ltd. 144A, (3 mo. LIBOR
USD + 0.950%), 1.08%, 7/14/26 (b)(c) 1,652
1,566,602 Symphony CLO XVII Ltd. 144A, (3 mo. LIBOR
USD + 0.880%), 1.01%, 4/15/28 (b)(c) 1,568
500,000 Symphony CLO XVII Ltd. , (3 mo. LIBOR USD
+ 2.650%), 2.78%, 4/15/28 (c)(e) 500
450,000 Symphony CLO XVII Ltd. 144A, (3 mo. LIBOR
USD + 2.650%), 2.78%, 4/15/28 (b)(c) 450
3,315,000 Taco Bell Funding 2018-1A LLC 144A, 4.32%,
11/25/48 (b) 3,336
2,784,000 Taco Bell Funding LLC 144A, 4.97%,
5/25/46 (b) 3,009
4,350,172 Textainer Marine Containers VII Ltd. 144A,
1.68%, 2/20/46 (b) 4,353
Principal
or Shares Security Description
Value
(000)
924,380 TPG Real Estate Finance 2018-FL2 Issuer Ltd.
144A, (1 mo. LIBOR USD + 1.130%), 1.22%,
11/15/37 (b)(c) $ 925
250,000 TPG Real Estate Finance 2018-FL2 Issuer Ltd.
144A, (1 mo. LIBOR USD + 2.300%), 2.39%,
11/15/37 (b)(c) 250
2,300,000 Trinity Rail Leasing 2021 LLC 144A, 2.26%,
7/19/51 (b) 2,343
950,000 Trinity Rail Leasing 2021 LLC 144A, 3.08%,
7/19/51 (b) 964
3,395,358 TRP 2021 LLC 144A, 2.07%, 6/19/51 (b) 3,420
861,811 Tryon Park CLO Ltd. 144A, (3 mo. LIBOR USD
+ 0.890%), 1.02%, 4/15/29 (b)(c) 863
3,985,311 USQ Rail II LLC 144A, 2.21%, 6/28/51 (b) 4,057
2,400,000 Vantage Data Centers 2020-1A LLC 144A,
1.65%, 9/15/45 (b) 2,425
3,500,000 VB-S1 Issuer 2020-1A LLC 144A, 3.03%,
6/15/50 (b) 3,684
631,109 Venture XVII CLO Ltd. 144A, (3 mo. LIBOR
USD + 0.880%), 1.01%, 4/15/27 (b)(c) 631
2,750,000 Vibrant CLO VII Ltd. 144A, (3 mo. LIBOR USD
+ 1.040%), 1.17%, 9/15/30 (b)(c) 2,750
2,800,000 Voya CLO 2019-1 Ltd. 144A, (3 mo. LIBOR
USD + 1.060%), 1.19%, 4/15/31 (b)(c) 2,803
850,500 Wendy's Funding 2019-1A LLC 144A, 3.78%,
6/15/49 (b) 913
3,100,000 Wendy's Funding LLC 144A, 2.37%, 6/15/51 (b) 3,167
550,000 Westlake Automobile Receivables Trust 2018-3
144A, 4.00%, 10/16/23 (b) 558
4,600,000 Westlake Automobile Receivables Trust 2019-1
144A, 3.67%, 3/15/24 (b) 4,710
3,400,000 Westlake Automobile Receivables Trust 2019-3
144A, 2.72%, 11/15/24 (b) 3,487
3,800,000 Westlake Automobile Receivables Trust 2021-1
144A, 2.33%, 8/17/26 (b) 3,817
5,000,000 Westlake Automobile Receivables Trust 2021-2
144A, 2.38%, 3/15/27 (b) 5,016
2,693,250 Wingstop Funding 2020-1A LLC 144A, 2.84%,
12/05/50 (b) 2,811
2,500,000 Zaxby's Funding LLC 144A, 3.24%, 7/30/51 (b) 2,594
Total Asset Backed (Cost - $285,167)
288,404
Bank Loans(f) (3%
)
1,674,500 1011778 BC ULC Term Loan B 1L , (LIBOR
USD 1-Month + 1.750%), 1.84%, 11/19/26  1,644
1,382,500 Avast Software s.r.o. Term Loan B 1L , (3 mo.
EURIBOR + 2.000%), 2.00%, 3/22/28 EUR (d) 1,644
653,179 Axalta Coating Systems U.S. Holdings Inc. Term
Loan B3 1L , (LIBOR USD 3-Month + 1.750%),
1.90%, 6/01/24  647
900,000 Azelis UK Holdings Ltd. Term Loan B4 1L , (3
mo. EURIBOR + 3.880%), 3.88%, 11/07/25
EUR (d) 1,066
1,084,966 Beacon Roofing Supply Inc. Term Loan B 1L ,
(LIBOR USD 1-Month + 2.500%), 2.59%,
5/19/28  1,077
1,045,315 Charter Communications Operating LLC Term
Loan B2 1L , (LIBOR USD 1-Month + 1.750%),
1.86%, 2/01/27  1,035
2,100,000 DIRECTV Financing LLC Term Loan 1L ,
(LIBOR USD 1-Month + 5.000%), 5.75%,
7/22/27  2,098

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
2,089,231 Flynn Restaurant Group LP Term Loan 1L ,
(LIBOR USD 1-Month + 3.500%), 3.59%,
6/29/25  $ 2,075
900,000 Froneri Lux FinCo SARL Term Loan B 1L , (3 mo.
EURIBOR + 2.380%), 2.38%, 1/31/27 EUR (d) 1,048
2,596,000 Hilton Worldwide Finance LLC Term Loan B2
1L , (LIBOR USD 1-Month + 1.750%), 1.84%,
6/21/26  2,567
1,280,870 ICON Luxembourg SARL Term Loan B 1L ,
(LIBOR USD 3-Month + 2.500%), 3.00%,
7/01/28  1,280
319,130 Indigo Merger Sub Inc. Term Loan B 1L , (LIBOR
USD 3-Month + 2.500%), 3.00%, 7/01/28  319
2,500,000 Jane Street Group LLC Term Loan B 1L , (LIBOR
USD 1-Month + 2.750%), 2.85%, 1/26/28  2,466
2,743,125 Kloeckner Pentaplast of America Inc. Term
Loan B 1L , (LIBOR USD 3-Month + 4.750%),
5.25%, 2/12/26  2,747
1,225,000 Madison IAQ LLC Term Loan 1L , (LIBOR USD
3-Month + 3.250%), 3.75%, 6/21/28  1,216
2,350,000 MIC Glen LLC Term Loan 1L , (LIBOR USD
1-Month + 3.500%), 4.00%, 7/21/28  2,340
1,154,334 U.S. Foods Inc. Term Loan B 1L , (LIBOR USD
1-Month + 1.750%), 1.84%, 6/27/23  1,142
3,020,168 United Natural Foods Inc. Term Loan B 1L ,
(LIBOR USD 1-Month + 3.500%), 3.59%,
10/22/25  3,015
2,500,000 Whatabrands LLC Term Loan B 1L , (LIBOR
USD 1-Month + 3.250%), 3.75%, 7/21/28  2,491
1,710,427 Wyndham Hotels & Resorts Inc. Term Loan B
1L , (LIBOR USD 1-Month + 1.750%), 1.85%,
5/30/25  1,694
Total Bank Loans (Cost - $33,731)
33,611
Corporate Bond (27%
)
800,000 1011778 BC ULC/New Red Finance Inc. 144A,
3.50%, 2/15/29 (b) 797
4,000,000 1MDB Global Investments Ltd. , 4.40%,
3/09/23 (e) 4,020
450,000 AA Bond Co. Ltd. 144A, 6.50%, 1/31/26
GBP (b)(d) 654
850,000 ACI Worldwide Inc. 144A, 5.75%, 8/15/26 (b) 892
2,900,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.25%,
3/15/26 (b) 2,979
965,000 American Tower Corp. , 1.60%, 4/15/26  980
1,200,000 Ascent Resources Utica Holdings LLC/ARU
Finance Corp. 144A, 5.88%, 6/30/29 (b) 1,185
3,050,000 AT&T Inc. , 0.25%, 3/04/26 EUR (d) 3,673
1,500,000 AT&T Inc. , 2.30%, 6/01/27  1,572
2,314,000 AT&T Inc. 144A, 2.55%, 12/01/33 (b) 2,339
1,700,000 Avient Corp. 144A, 5.75%, 5/15/25 (b) 1,788
1,100,000 Axalta Coating Systems LLC 144A, 3.38%,
2/15/29 (b) 1,084
1,060,000 Banco Internacional del Peru SAA Interbank
144A, 3.25%, 10/04/26 (b) 1,078
1,450,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.960%), 1.73%, 7/22/27 (c) 1,476
2,550,000 Bank of America Corp. , (3 mo. EURIBOR +
0.760%), 0.58%, 8/24/28 EUR (c)(d)(e) 3,089
2,100,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.060%), 2.09%, 6/14/29 (c) 2,140
1,200,000 Bayer U.S. Finance II LLC 144A, 3.88%,
12/15/23 (b) 1,284
Principal
or Shares Security Description
Value
(000)
600,000 Bellis Acquisition Co. PLC 144A, 3.25%,
2/16/26 GBP (b)(d) $ 833
2,550,000 BPCE SA 144A, 2.38%, 1/14/25 (b) 2,663
1,600,000 BRF GmbH , 4.35%, 9/29/26 (e) 1,682
2,600,000 Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC 144A, 5.00%, 6/15/29 (b) 2,650
1,250,000 Builders FirstSource Inc. 144A, 4.25%,
2/01/32 (b) 1,280
1,500,000 CAB SELAS 144A, 3.38%, 2/01/28 EUR (b)(d) 1,799
2,200,000 Capital One Financial Corp. , 0.80%, 6/12/24
EUR (d) 2,677
1,055,000 CDW LLC/CDW Finance Corp. , 5.50%,
12/01/24  1,165
1,600,000 Cellnex Telecom SA , 1.88%, 6/26/29 EUR (d) 1,963
2,400,000 Cemex SAB de CV , 3.88%, 7/11/31 (e) 2,490
1,000,000 Centene Corp. , 3.38%, 2/15/30  1,045
2,000,000 Cibanco SA Institucion de Banca Multiple Trust
CIB/3332 144A, 4.38%, 7/22/31 (b) 1,962
2,500,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 0.770%), 1.46%, 6/09/27 (c) 2,504
1,952,000 Covanta Holding Corp. , 5.88%, 7/01/25  2,029
2,350,000 CTP NV , 2.13%, 10/01/25 EUR (d)(e) 2,977
3,750,000 CVS Health Corp. , 1.30%, 8/21/27  3,728
3,650,000 DAE Funding LLC 144A, 1.55%, 8/01/24 (b) 3,655
1,670,000 Devon Energy Corp. 144A, 5.25%, 10/15/27 (b) 1,784
750,000 DH Europe Finance II Sarl , 0.20%, 3/18/26
EUR (d) 903
1,250,000 doValue SpA 144A, 3.38%, 7/31/26 EUR (b)(d) 1,491
1,500,000 DP World Crescent Ltd. , 4.85%, 9/26/28 (e) 1,726
1,200,000 DP World Crescent Ltd. , 3.88%, 7/18/29 (e) 1,307
2,000,000 DR Horton Inc. , 1.30%, 10/15/26  2,004
1,600,000 easyJet FinCo BV , 1.88%, 3/03/28 EUR (d)(e) 1,913
1,400,000 Ecopetrol SA , 5.88%, 9/18/23  1,513
2,700,000 Ecopetrol SA , 4.13%, 1/16/25  2,831
2,250,000 El Corte Ingles SA 144A, 3.63%, 3/15/24
EUR (b)(d) 2,769
900,000 Energean Israel Finance Ltd. 144A, 4.88%,
3/30/26 (b)(e) 922
1,400,000 Energean Israel Finance Ltd. 144A, 5.38%,
3/30/28 (b)(e) 1,434
422,000 EQM Midstream Partners LP , 4.75%, 7/15/23  441
1,700,000 Equinix Inc. , 1.45%, 5/15/26  1,711
500,000 Equinix Inc. , 1.80%, 7/15/27  510
350,000 Experian Finance PLC , 1.38%, 6/25/26 EUR (d)
(e) 443
1,100,000 FMG Resources August 2006 Pty Ltd. 144A,
5.13%, 5/15/24 (b) 1,191
800,000 Ford Motor Co. , 8.50%, 4/21/23  889
700,000 Ford Motor Credit Co. LLC , 3.35%, 11/01/22  718
1,350,000 Ford Motor Credit Co. LLC , 3.09%, 1/09/23  1,377
1,800,000 Ford Motor Credit Co. LLC , 3.37%, 11/17/23  1,867
227,000 Freeport-McMoRan Inc. , 4.13%, 3/01/28  238
1,275,000 Freeport-McMoRan Inc. , 4.38%, 8/01/28  1,354
1,600,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (b) 1,702
2,200,000 Gartner Inc. 144A, 3.63%, 6/15/29 (b) 2,255
900,000 General Motors Co. , 5.40%, 10/02/23  988
1,000,000 General Motors Co. , 6.13%, 10/01/25  1,185
1,950,000 General Motors Financial Co. Inc. , 2.90%,
2/26/25  2,071
2,485,000 Gilead Sciences Inc. , 1.20%, 10/01/27  2,457
2,700,000 Glencore Funding LLC 144A, 1.63%,
4/27/26 (b) 2,723
1,100,000 Global Payments Inc. , 1.20%, 3/01/26  1,100
1,700,000 Goldman Sachs Group Inc. , 3.50%, 4/01/25  1,847

Principal
or Shares Security Description
Value
(000)
1,900,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.818%), 1.54%,
9/10/27 (c) $ 1,912
1,600,000 HCA Inc. , 5.38%, 2/01/25  1,815
950,000 HSE Finance Sarl 144A, 5.63%, 10/15/26
EUR (b)(d) 1,163
2,600,000 Hyundai Capital America 144A, 1.30%,
1/08/26 (b) 2,588
2,000,000 Hyundai Capital America 144A, 1.80%,
1/10/28 (b) 1,998
1,400,000 Hyundai Capital America 144A, 2.00%,
6/15/28 (b) 1,403
2,050,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 6.38%, 12/15/25  2,112
1,650,000 Independence Energy Finance LLC 144A, 7.25%,
5/01/26 (b) 1,722
2,450,000 Infrastrutture Wireless Italiane SpA , 1.88%,
7/08/26 EUR (d)(e) 3,047
1,300,000 International Flavors & Fragrances Inc. , 1.80%,
9/25/26 EUR (d) 1,676
3,000,000 IRB Holding Corp. 144A, 7.00%, 6/15/25 (b) 3,202
2,100,000 ISS Global A/S , 0.88%, 6/18/26 EUR (d)(e) 2,561
2,250,000 Itau Unibanco Holding SA 144A, 2.90%,
1/24/23 (b) 2,298
1,000,000 Jabil Inc. , 1.70%, 4/15/26  1,015
320,000 KFC Holding Co./Pizza Hut Holdings LLC/Taco
Bell of America LLC 144A, 4.75%, 6/01/27 (b) 335
1,200,000 Kraft Heinz Foods Co. , 3.88%, 5/15/27  1,330
1,200,000 Lloyds Banking Group PLC , (5 yr. UK
Government Bonds Note Generic Bid Yield +
1.600%), 1.99%, 12/15/31 GBP (c)(d) 1,686
2,100,000 Logicor Financing Sarl , 1.63%, 7/15/27 EUR (d)
(e) 2,660
1,900,000 Lundin Energy Finance BV 144A, 2.00%,
7/15/26 (b) 1,923
1,150,000 Madison IAQ LLC 144A, 4.13%, 6/30/28 (b) 1,153
2,100,000 Marriott Ownership Resorts Inc. 144A, 4.50%,
6/15/29 (b) 2,116
2,000,000 Medtronic Global Holdings SCA , 0.38%,
10/15/28 EUR (d) 2,434
830,000 MercadoLibre Inc. , 2.38%, 1/14/26  833
1,500,000 Meritage Homes Corp. 144A, 3.88%,
4/15/29 (b) 1,585
1,500,000 Microchip Technology Inc. 144A, 0.97%,
2/15/24 (b) 1,503
3,000,000 Mitsubishi UFJ Financial Group Inc. , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.750%), 1.54%, 7/20/27 (c) 3,037
1,700,000 Mizrahi Tefahot Bank Ltd. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.250%), 3.08%, 4/07/31 (b)(c)(e) 1,710
2,100,000 Mizuho Financial Group Inc. , (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.670%), 1.23%, 5/22/27 (c) 2,089
700,000 Morgan Stanley , (3 mo. EURIBOR + 0.753%),
0.64%, 7/26/24 EUR (c)(d) 845
1,500,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.990%), 2.19%, 4/28/26 (c) 1,559
2,100,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.879%), 1.59%, 5/04/27 (c) 2,132
2,600,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.858%), 1.51%, 7/20/27 (c) 2,624
2,300,000 Morgan Stanley , (3 mo. EURIBOR + 0.698%),
0.41%, 10/29/27 EUR (c)(d) 2,765
Principal
or Shares Security Description
Value
(000)
1,150,000 MPT Operating Partnership LP/MPT Finance
Corp. , 2.50%, 3/24/26 GBP (d) $ 1,637
1,050,000 National Fuel Gas Co. , 5.50%, 1/15/26  1,225
2,050,000 Natwest Group PLC , (1 yr. GBP interest rate
swap + 1.490%), 2.88%, 9/19/26 GBP (c)(d)(e) 3,034
2,200,000 NBM U.S. Holdings Inc. , 7.00%, 5/14/26 (e) 2,343
1,550,000 Neinor Homes SA 144A, 4.50%, 10/15/26
EUR (b)(d) 1,884
1,800,000 Nielsen Finance LLC/Nielsen Finance Co. 144A,
4.50%, 7/15/29 (b) 1,816
1,550,000 Nissan Motor Co. Ltd. 144A, 3.04%, 9/15/23 (b) 1,616
1,300,000 Northriver Midstream Finance LP 144A, 5.63%,
2/15/26 (b) 1,343
2,450,000 Novelis Sheet Ingot GmbH 144A, 3.38%,
4/15/29 EUR (b)(d) 3,017
2,400,000 Orbia Advance Corp. SAB de CV 144A, 1.88%,
5/11/26 (b) 2,419
2,000,000 Organon & Co./Organon Foreign Debt Co.-Issuer
BV 144A, 2.88%, 4/30/28 EUR (b)(d) 2,423
900,000 Owl Rock Capital Corp. , 3.40%, 7/15/26  947
1,300,000 Penske Automotive Group Inc. , 3.50%, 9/01/25  1,345
1,800,000 Penske Automotive Group Inc. , 3.75%, 6/15/29  1,827
1,000,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A, 3.45%, 7/01/24 (b) 1,073
1,800,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A, 1.20%, 11/15/25 (b) 1,797
1,100,000 Petroleos Mexicanos , 2.50%, 8/21/21 EUR (d)(e) 1,306
900,000 Petroleos Mexicanos , 5.13%, 3/15/23 EUR (d)(e) 1,118
2,800,000 Petroleos Mexicanos , 4.88%, 1/18/24 (g) 2,940
650,000 Petroleos Mexicanos , 6.50%, 1/23/29  676
2,100,000 RLJ Lodging Trust LP 144A, 3.75%, 7/01/26 (b) 2,132
1,500,000 Royalty Pharma PLC 144A, 1.75%, 9/02/27 (b) 1,510
2,150,000 Sagax AB , 2.25%, 3/13/25 EUR (d)(e) 2,725
800,000 SBA Communications Corp. 144A, 3.13%,
2/01/29 (b) 787
2,300,000 SBB Treasury OYJ , 0.75%, 12/14/28 EUR (d)(e) 2,732
1,150,000 Seagate HDD Cayman 144A, 3.13%, 7/15/29 (b) 1,129
1,500,000 Sirius XM Radio Inc. 144A, 3.88%, 8/01/22 (b) 1,500
2,000,000 Sirius XM Radio Inc. 144A, 5.00%, 8/01/27 (b) 2,093
1,050,000 Sirius XM Radio Inc. 144A, 4.00%, 7/15/28 (b) 1,085
200,000 SMBC Aviation Capital Finance DAC 144A,
4.13%, 7/15/23 (b) 212
131,250 Sprint Spectrum Co. LLC/Sprint Spectrum Co. II
LLC/Sprint Spectrum Co. III LLC 144A, 3.36%,
9/20/21 (b) 132
500,000 Standard Industries Inc. , 2.25%, 11/21/26
EUR (d)(e) 587
1,350,000 Standard Industries Inc. 144A, 2.25%, 11/21/26
EUR (b)(d) 1,584
3,400,000 Stellantis NV , 3.88%, 1/05/26 EUR (d)(e) 4,656
1,500,000 Strathcona Resources Ltd. 144A, 6.88%,
8/01/26 (b) 1,487
1,000,000 Sysco Corp. , 5.65%, 4/01/25  1,160
1,550,000 Tempur Sealy International Inc. 144A, 4.00%,
4/15/29 (b) 1,592
1,470,000 Tenet Healthcare Corp. , 4.63%, 7/15/24  1,492
1,100,000 Terega SASU , 0.63%, 2/27/28 EUR (d)(e) 1,320
1,900,000 Teva Pharmaceutical Finance Netherlands II BV ,
1.25%, 3/31/23 EUR (d)(e) 2,221
1,840,000 Teva Pharmaceutical Finance Netherlands III BV ,
2.80%, 7/21/23  1,821
1,400,000 T-Mobile USA Inc. , 3.50%, 4/15/25  1,524
800,000 T-Mobile USA Inc. , 2.63%, 2/15/29  801
2,390,000 U.S. Foods Inc. 144A, 6.25%, 4/15/25 (b) 2,521

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
1,300,000 VEREIT Operating Partnership LP , 2.85%,
12/15/32  $ 1,397
1,850,000 Verisure Holding AB 144A, 3.88%, 7/15/26
EUR (b)(d) 2,258
2,700,000 Volkswagen Leasing GmbH , 1.63%, 8/15/25
EUR (d)(e) 3,418
2,100,000 Wells Fargo & Co. , (3 mo. LIBOR USD +
0.750%), 2.16%, 2/11/26 (c) 2,188
2,600,000 XP Inc. 144A, 3.25%, 7/01/26 (b) 2,546
Total Corporate Bond (Cost - $261,003)
265,023
Foreign Government (8%
)
4,480,000 Brazilian Government International Bond ,
8.50%, 1/05/24 BRL (d) 878
3,600,000 Brazilian Government International Bond ,
2.88%, 6/06/25  3,719
2,900,000 Brazilian Government International Bond ,
4.50%, 5/30/29  3,105
1,900,000 Colombia Government International Bond ,
3.88%, 3/22/26 EUR (d) 2,506
2,000,000 Colombia Government International Bond ,
3.13%, 4/15/31  1,963
1,000,000 Corp. Financiera de Desarrollo SA 144A, 2.40%,
9/28/27 (b) 986
850,000 Dominican Republic International Bond , 6.60%,
1/28/24 (e) 939
460,000 Dominican Republic International Bond , 5.50%,
1/27/25 (e) 502
1,900,000 Dominican Republic International Bond , 6.88%,
1/29/26 (e) 2,195
1,900,000 Dominican Republic International Bond , 6.00%,
7/19/28 (e) 2,166
680,000 Dominican Republic International Bond 144A,
4.88%, 9/23/32 (b) 707
250,000 Egypt Government International Bond 144A,
6.13%, 1/31/22 (b) 255
400,000 Egypt Government International Bond , 6.13%,
1/31/22 (e) 408
2,100,000 Egypt Government International Bond , 3.88%,
2/16/26 (e) 2,052
2,600,000 Egypt Government International Bond , 7.50%,
1/31/27 (e) 2,889
2,400,000 Fondo MIVIVIENDA SA , 3.50%, 1/31/23 (e) 2,474
1,400,000 Georgia Government International Bond 144A,
2.75%, 4/22/26 (b) 1,428
1,910,000 Guatemala Government Bond , 5.75%,
6/06/22 (e) 1,964
1,711,000 Guatemala Government Bond 144A, 5.75%,
6/06/22 (b) 1,759
1,985,000 Guatemala Government Bond , 4.50%,
5/03/26 (e) 2,168
280,000 Guatemala Government Bond , 4.90%,
6/01/30 (e) 312
1,500,000 Indonesia Government International Bond ,
0.90%, 2/14/27 EUR (d) 1,800
1,400,000 Indonesia Government International Bond ,
1.00%, 7/28/29 EUR (d) 1,664
3,100,000 Indonesia Government International Bond ,
3.85%, 10/15/30  3,482
1,900,000 Mexico Government International Bond , 4.50%,
4/22/29  2,167
1,580,000 Mongolia Government International Bond 144A,
5.63%, 5/01/23 (b) 1,665
Principal
or Shares Security Description
Value
(000)
700,000 Mongolia Government International Bond ,
5.13%, 4/07/26 (e) $ 741
1,000,000 Mongolia Government International Bond 144A,
5.13%, 4/07/26 (b) 1,059
1,900,000 Mongolia Government International Bond 144A,
3.50%, 7/07/27 (b) 1,848
1,125,000 Morocco Government International Bond ,
2.38%, 12/15/27 (e) 1,111
900,000 Nigeria Government International Bond , 6.38%,
7/12/23 (e) 962
3,800,000 Nigeria Government International Bond , 7.63%,
11/21/25 (e) 4,279
1,700,000 Paraguay Government International Bond ,
4.63%, 1/25/23 (e) 1,779
3,700,000 Republic of Kenya Government International
Bond , 6.88%, 6/24/24 (e) 4,078
1,520,000 Republic of South Africa Government
International Bond , 5.88%, 9/16/25  1,724
2,280,000 Republic of South Africa Government
International Bond , 4.88%, 4/14/26  2,491
2,300,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (b) 2,303
2,200,000 Romanian Government International Bond ,
3.62%, 5/26/30 EUR (d)(e) 3,016
1,300,000 Romanian Government International Bond
144A, 1.75%, 7/13/30 EUR (b)(d) 1,546
2,400,000 Senegal Government International Bond , 4.75%,
3/13/28 EUR (d)(e) 2,984
Total Foreign Government (Cost - $75,888)
76,074
Mortgage Backed (29%
)
3,300,000 280 Park Avenue 2017-280P Mortgage Trust
144A, (1 mo. LIBOR USD + 1.537%), 1.63%,
9/15/34 (b)(c) 3,301
1,900,000 ACRE Commercial Mortgage 2021-FL4 Ltd.
144A, (1 mo. LIBOR USD + 0.830%), 0.92%,
12/18/37 (b)(c) 1,895
600,000 ACRE Commercial Mortgage 2021-FL4 Ltd.
144A, (1 mo. LIBOR USD + 1.750%), 1.84%,
12/18/37 (b)(c) 598
1,000,000 ACRE Commercial Mortgage 2021-FL4 Ltd.
144A, (1 mo. LIBOR USD + 2.600%), 2.69%,
12/18/37 (b)(c) 996
1,900,000 BAMLL Commercial Mortgage Securities Trust
2015-200P 144A, 3.60%, 4/14/33 (b)(h) 2,013
1,808,000 BBCMS 2018-TALL Mortgage Trust 144A, (1
mo. LIBOR USD + 0.971%), 1.06%, 3/15/37 (b)
(c) 1,793
2,200,000 BX Commercial Mortgage Trust 2018-BIOA
144A, (1 mo. LIBOR USD + 1.951%), 2.04%,
3/15/37 (b)(c) 2,209
420,000 BX Commercial Mortgage Trust 2018-IND
144A, (1 mo. LIBOR USD + 1.300%), 1.39%,
11/15/35 (b)(c) 421
350,000 BX Commercial Mortgage Trust 2018-IND
144A, (1 mo. LIBOR USD + 1.800%), 1.89%,
11/15/35 (b)(c) 351
1,995,000 BX Commercial Mortgage Trust 2018-IND
144A, (1 mo. LIBOR USD + 2.050%), 2.14%,
11/15/35 (b)(c) 2,002
1,072,404 BX Commercial Mortgage Trust 2019-XL
144A, (1 mo. LIBOR USD + 1.800%), 1.89%,
10/15/36 (b)(c) 1,077

Principal
or Shares Security Description
Value
(000)
2,502,276 BX Commercial Mortgage Trust 2019-XL
144A, (1 mo. LIBOR USD + 2.000%), 2.09%,
10/15/36 (b)(c) $ 2,514
3,127,844 BX Commercial Mortgage Trust 2019-XL
144A, (1 mo. LIBOR USD + 2.300%), 2.39%,
10/15/36 (b)(c) 3,143
852,961 BX Commercial Mortgage Trust 2020-BXLP
144A, (1 mo. LIBOR USD + 1.600%), 1.69%,
12/15/36 (b)(c) 855
1,137,281 BX Commercial Mortgage Trust 2020-BXLP
144A, (1 mo. LIBOR USD + 2.000%), 2.09%,
12/15/36 (b)(c) 1,141
1,700,000 BX Commercial Mortgage Trust 2020-VKNG
144A, (1 mo. LIBOR USD + 2.100%), 2.19%,
10/15/37 (b)(c) 1,706
1,800,000 BX Commercial Mortgage Trust 2020-VKNG
144A, (1 mo. LIBOR USD + 2.750%), 2.84%,
10/15/37 (b)(c) 1,813
2,700,000 BX Commercial Mortgage Trust 2021-SOAR
144A, (1 mo. LIBOR USD + 2.350%), 2.44%,
6/15/38 (b)(c) 2,722
3,300,000 BX Commercial Mortgage Trust 2021-VINO
144A, (1 mo. LIBOR USD + 1.952%), 2.05%,
5/15/38 (b)(c) 3,311
2,900,000 BX Trust 2018-GW 144A, (1 mo. LIBOR USD
+ 2.420%), 2.51%, 5/15/35 (b)(c) 2,911
2,450,000 BXMT 2020-FL2 Ltd. 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.064%), 2.11%, 2/15/38 (b)(c) 2,461
799,000 CAMB Commercial Mortgage Trust 2019-LIFE
144A, (1 mo. LIBOR USD + 3.250%), 3.34%,
12/15/37 (b)(c) 805
15,528,763 Cantor Commercial Real Estate Lending 2019-
CF1 , 1.14%, 5/15/52 (h) 1,062
2,209,870 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 1.120%), 1.21%,
6/15/34 (b)(c) 2,214
2,581,160 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 1.500%), 1.59%,
6/15/34 (b)(c) 2,582
1,588,406 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.350%), 2.44%,
6/15/34 (b)(c) 1,548
1,042,391 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.608%), 2.70%,
6/15/34 (b)(c) 945
1,800,000 CHT 2017-COSMO Mortgage Trust 144A,
(1 mo. LIBOR USD + 1.400%), 1.49%,
11/15/36 (b)(c) 1,805
1,600,000 CHT 2017-COSMO Mortgage Trust 144A,
(1 mo. LIBOR USD + 2.250%), 2.34%,
11/15/36 (b)(c) 1,606
3,919,000 CHT 2017-COSMO Mortgage Trust 144A,
(1 mo. LIBOR USD + 3.000%), 3.09%,
11/15/36 (b)(c) 3,938
2,064,280 Cold Storage Trust 2020-ICE5 144A, (1 mo.
LIBOR USD + 2.100%), 2.19%, 11/15/37 (b)(c) 2,083
1,965,981 Cold Storage Trust 2020-ICE5 144A, (1 mo.
LIBOR USD + 2.766%), 2.86%, 11/15/37 (b)(c) 1,987
1,867,682 Cold Storage Trust 2020-ICE5 144A, (1 mo.
LIBOR USD + 3.492%), 3.59%, 11/15/37 (b)(c) 1,891
1,400,000 COMM 2015-3BP Mortgage Trust 144A,
3.24%, 2/10/35 (b)(h) 1,453
Principal
or Shares Security Description
Value
(000)
2,900,000 COMM 2021-LBA Mortgage Trust 144A, (1 mo.
LIBOR USD + 2.350%), 2.44%, 3/15/38 (b)(c) $ 2,907
5,496,258 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 2.150%), 2.24%,
11/25/39 (b)(c) 5,486
2,800,000 Connecticut Avenue Securities Trust 2019-R01
144A, (1 mo. LIBOR USD + 4.350%), 4.44%,
7/25/31 (b)(c) 2,896
2,300,000 Connecticut Avenue Securities Trust 2019-R02
144A, (1 mo. LIBOR USD + 4.150%), 4.24%,
8/25/31 (b)(c) 2,370
379,541 Connecticut Avenue Securities Trust 2019-R03
144A, (1 mo. LIBOR USD + 2.150%), 2.24%,
9/25/31 (b)(c) 382
2,650,000 Connecticut Avenue Securities Trust 2019-R03
144A, (1 mo. LIBOR USD + 4.100%), 4.19%,
9/25/31 (b)(c) 2,728
2,100,000 Connecticut Avenue Securities Trust 2019-R04
144A, (1 mo. LIBOR USD + 5.250%), 5.34%,
6/25/39 (b)(c) 2,176
2,433,074 Connecticut Avenue Securities Trust 2019-R06
144A, (1 mo. LIBOR USD + 2.100%), 2.19%,
9/25/39 (b)(c) 2,443
6,050,000 Connecticut Avenue Securities Trust 2019-R07
144A, (1 mo. LIBOR USD + 3.400%), 3.49%,
10/25/39 (b)(c) 6,117
2,981,540 Connecticut Avenue Securities Trust 2020-R01
144A, (1 mo. LIBOR USD + 2.050%), 2.14%,
1/25/40 (b)(c) 2,999
3,550,000 Connecticut Avenue Securities Trust 2020-R01
144A, (1 mo. LIBOR USD + 3.250%), 3.34%,
1/25/40 (b)(c) 3,557
1,592,543 Connecticut Avenue Securities Trust 2020-R02
144A, (1 mo. LIBOR USD + 2.000%), 2.09%,
1/25/40 (b)(c) 1,601
3,900,000 Connecticut Avenue Securities Trust 2020-R02
144A, (1 mo. LIBOR USD + 3.000%), 3.09%,
1/25/40 (b)(c) 3,889
2,800,000 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. LIBOR USD +
2.150%), 2.24%, 5/15/36 (b)(c) 2,814
2,720,000 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. LIBOR USD +
2.650%), 2.74%, 5/15/36 (b)(c) 2,741
1,100,000 CSMC Trust 2017-MOON 144A, 3.20%,
7/10/34 (b)(h) 1,098
3,155,672 DBGS 2018-BIOD Mortgage Trust 144A, (1
mo. LIBOR USD + 2.500%), 2.59%, 5/15/35 (b)
(c) 3,167
2,400,000 Extended Stay America Trust 2021-ESH
144A, (1 mo. LIBOR USD + 3.700%), 3.79%,
7/15/38 (b)(c) 2,434
2,043,558 Fannie Mae Connecticut Avenue Securities ,
(1 mo. LIBOR USD + 3.000%), 3.09%,
10/25/29 (c) 2,101
2,497,325 Fannie Mae Connecticut Avenue Securities , (1
mo. LIBOR USD + 2.800%), 2.89%, 2/25/30 (c) 2,552
5,142,546 Fannie Mae Connecticut Avenue Securities , (1
mo. LIBOR USD + 2.250%), 2.34%, 7/25/30 (c) 5,206
6,573,032 Fannie Mae Connecticut Avenue Securities , (1
mo. LIBOR USD + 2.200%), 2.29%, 8/25/30 (c) 6,652

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
5,871,468 Fannie Mae Connecticut Avenue Securities ,
(1 mo. LIBOR USD + 2.150%), 2.24%,
10/25/30 (c) $ 5,965
5,693,373 Fannie Mae Connecticut Avenue Securities ,
(1 mo. LIBOR USD + 2.550%), 2.64%,
12/25/30 (c) 5,771
3,923,518 Fannie Mae Connecticut Avenue Securities , (1
mo. LIBOR USD + 2.350%), 2.44%, 1/25/31 (c) 3,974
2,445,827 Fannie Mae Connecticut Avenue Securities , (1
mo. LIBOR USD + 2.000%), 2.09%, 3/25/31 (c) 2,468
2,629,203 Fannie Mae Connecticut Avenue Securities , (1
mo. LIBOR USD + 2.100%), 2.19%, 3/25/31 (c) 2,654
1,400,000 Fannie Mae Connecticut Avenue Securities , (1
mo. LIBOR USD + 4.100%), 4.19%, 3/25/31 (c) 1,453
6,383,036 Freddie Mac STACR 2019-HQA3 144A, (1 mo.
LIBOR USD + 1.850%), 1.94%, 9/25/49 (b)(c) 6,410
1,900,000 Freddie Mac STACR 2019-HQA3 144A, (1 mo.
LIBOR USD + 3.000%), 3.09%, 9/25/49 (b)(c) 1,922
800,000 Freddie Mac STACR 2019-HQA3 144A, (1 mo.
LIBOR USD + 7.500%), 7.59%, 9/25/49 (b)(c) 849
2,162,588 Freddie Mac STACR REMIC Trust 2020-DNA1
144A, (1 mo. LIBOR USD + 1.700%), 1.79%,
1/25/50 (b)(c) 2,171
1,400,000 Freddie Mac STACR REMIC Trust 2020-DNA1
144A, (1 mo. LIBOR USD + 2.300%), 2.39%,
1/25/50 (b)(c) 1,403
650,000 Freddie Mac STACR REMIC Trust 2020-DNA1
144A, (1 mo. LIBOR USD + 5.250%), 5.34%,
1/25/50 (b)(c) 663
77,779 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 0.750%), 0.84%,
2/25/50 (b)(c) 78
5,800,000 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 1.850%), 1.94%,
2/25/50 (b)(c) 5,846
1,700,000 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 2.500%), 2.59%,
2/25/50 (b)(c) 1,707
700,000 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 4.800%), 4.89%,
2/25/50 (b)(c) 703
201,078 Freddie Mac STACR REMIC Trust 2020-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.300%), 1.35%,
10/25/50 (b)(c) 201
2,000,000 Freddie Mac STACR REMIC Trust 2020-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.800%), 2.85%,
10/25/50 (b)(c) 2,026
1,100,000 Freddie Mac STACR REMIC Trust 2020-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.800%), 4.85%,
10/25/50 (b)(c) 1,176
2,271,562 Freddie Mac STACR REMIC Trust 2020-HQA1
144A, (1 mo. LIBOR USD + 1.900%), 1.99%,
1/25/50 (b)(c) 2,280
700,000 Freddie Mac STACR REMIC Trust 2020-HQA1
144A, (1 mo. LIBOR USD + 5.100%), 5.19%,
1/25/50 (b)(c) 711
3,908,757 Freddie Mac STACR REMIC Trust 2020-HQA2
144A, (1 mo. LIBOR USD + 3.100%), 3.19%,
3/25/50 (b)(c) 3,967
Principal
or Shares Security Description
Value
(000)
1,000,000 Freddie Mac STACR REMIC Trust 2020-HQA2
144A, (1 mo. LIBOR USD + 4.100%), 4.19%,
3/25/50 (b)(c) $ 1,035
1,300,000 Freddie Mac STACR REMIC Trust 2020-HQA2
144A, (1 mo. LIBOR USD + 7.600%), 7.69%,
3/25/50 (b)(c) 1,407
1,174,595 Freddie Mac STACR REMIC Trust 2020-HQA4
144A, (1 mo. LIBOR USD + 3.150%), 3.24%,
9/25/50 (b)(c) 1,184
3,000,000 Freddie Mac STACR REMIC Trust 2021-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.800%), 1.85%,
1/25/51 (b)(c) 3,012
1,950,000 Freddie Mac STACR REMIC Trust 2021-DNA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.750%), 0.80%,
10/25/33 (b)(c) 1,953
1,875,000 Freddie Mac STACR REMIC Trust 2021-DNA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.100%), 2.15%,
10/25/33 (b)(c) 1,915
2,600,000 Freddie Mac STACR REMIC Trust 2021-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.650%), 1.70%,
1/25/34 (b)(c) 2,619
374,539 Freddie Mac STACR Trust 2018-HQA2 144A,
(1 mo. LIBOR USD + 0.750%), 0.84%,
10/25/48 (b)(c) 375
4,150,000 Freddie Mac STACR Trust 2018-HQA2 144A,
(1 mo. LIBOR USD + 2.300%), 2.39%,
10/25/48 (b)(c) 4,189
2,482,743 Freddie Mac STACR Trust 2019-DNA1 144A,
(1 mo. LIBOR USD + 2.650%), 2.74%,
1/25/49 (b)(c) 2,519
1,644,201 Freddie Mac STACR Trust 2019-DNA2 144A,
(1 mo. LIBOR USD + 2.450%), 2.54%,
3/25/49 (b)(c) 1,669
1,350,000 Freddie Mac STACR Trust 2019-DNA2 144A,
(1 mo. LIBOR USD + 4.350%), 4.44%,
3/25/49 (b)(c) 1,409
1,800,000 Freddie Mac STACR Trust 2019-DNA3 144A,
(1 mo. LIBOR USD + 8.150%), 8.24%,
7/25/49 (b)(c) 1,988
1,222,373 Freddie Mac STACR Trust 2019-FTR2 144A,
(1 mo. LIBOR USD + 0.950%), 1.04%,
11/25/48 (b)(c) 1,223
1,150,000 Freddie Mac STACR Trust 2019-FTR3 144A, (1
mo. LIBOR USD + 4.800%), 4.89%, 9/25/47 (b)
(c) 1,150
600,000 Freddie Mac STACR Trust 2019-FTR4 144A,
(1 mo. LIBOR USD + 5.000%), 5.09%,
11/25/47 (b)(c) 604
3,057,838 Freddie Mac STACR Trust 2019-HQA1 144A,
(1 mo. LIBOR USD + 2.350%), 2.44%,
2/25/49 (b)(c) 3,083
5,035,216 Freddie Mac STACR Trust 2019-HQA2 144A,
(1 mo. LIBOR USD + 2.050%), 2.14%,
4/25/49 (b)(c) 5,061
1,550,000 Freddie Mac STACR Trust 2019-HQA2 144A,
(1 mo. LIBOR USD + 4.100%), 4.19%,
4/25/49 (b)(c) 1,600

Principal
or Shares Security Description
Value
(000)
1,247,338 Freddie Mac Structured Agency Credit Risk
Debt Notes , (1 mo. LIBOR USD + 11.250%),
11.34%, 10/25/29 (c) $ 1,400
170,290 Freddie Mac Structured Agency Credit Risk
Debt Notes , (1 mo. LIBOR USD + 0.750%),
0.84%, 3/25/30 (c) 170
2,638,744 Freddie Mac Structured Agency Credit Risk
Debt Notes , (1 mo. LIBOR USD + 1.800%),
1.89%, 7/25/30 (c) 2,656
2,883,880 Freddie Mac Structured Agency Credit Risk
Debt Notes , (1 mo. LIBOR USD + 2.300%),
2.39%, 9/25/30 (c) 2,913
1,168,908 Freddie Mac Structured Agency Credit Risk
Debt Notes , (1 mo. LIBOR USD + 2.450%),
2.54%, 12/25/42 (c) 1,162
1,950,000 Freddie Mac Structured Agency Credit Risk
Debt Notes , (1 mo. LIBOR USD + 4.600%),
4.69%, 12/25/42 (c) 1,996
300,000 InTown Hotel Portfolio Trust 2018-STAY
144A, (1 mo. LIBOR USD + 3.350%), 3.44%,
1/15/33 (b)(c) 302
7,861 JP Morgan Mortgage Trust 2014-IVR3 144A,
2.44%, 9/25/44 (b)(c)(h) 8
390,358 JP Morgan Mortgage Trust 2017-5 144A,
3.10%, 10/26/48 (b)(c)(h) 401
1,000,000 KKR Industrial Portfolio Trust 2021-KDIP
144A, (1 mo. LIBOR USD + 1.250%), 1.34%,
12/15/37 (b)(c) 1,000
1,750,000 KKR Industrial Portfolio Trust 2021-KDIP
144A, (1 mo. LIBOR USD + 1.550%), 1.64%,
12/15/37 (b)(c) 1,749
3,000,000 KKR Industrial Portfolio Trust 2021-KDIP
144A, (1 mo. LIBOR USD + 2.050%), 2.14%,
12/15/37 (b)(c) 2,999
5,545,551 LCCM 2017-LC26 144A, 1.41%, 7/12/50 (b)(h) 326
2,800,000 Life 2021-BMR Mortgage Trust 144A, (1 mo.
LIBOR USD + 2.350%), 2.44%, 3/15/38 (b)(c) 2,816
3,023,070 MF1 2020-FL3 Ltd. 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.164%), 2.21%, 7/15/35 (b)(c) 3,074
2,000,000 MF1 2020-FL3 Ltd. 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.964%), 3.01%, 7/15/35 (b)(c) 2,046
2,357,740 Morgan Stanley Capital I Trust 2018-H3 , 0.82%,
7/15/51 (h) 105
1,444,406 Motel 6 Trust 2017-MTL6 144A, (1 mo. LIBOR
USD + 3.250%), 3.34%, 8/15/34 (b)(c) 1,449
1,444,406 Motel 6 Trust 2017-MTL6 144A, (1 mo. LIBOR
USD + 4.250%), 4.34%, 8/15/34 (b)(c) 1,451
711,450 Multifamily Connecticut Avenue Securities Trust
2019-01 144A, (1 mo. LIBOR USD + 1.700%),
1.79%, 10/15/49 (b)(c) 712
2,300,000 Multifamily Connecticut Avenue Securities Trust
2019-01 144A, (1 mo. LIBOR USD + 3.250%),
3.34%, 10/15/49 (b)(c) 2,327
206,226 New Residential Mortgage Loan Trust 2017-5A
144A, (1 mo. LIBOR USD + 1.500%), 1.59%,
6/25/57 (b)(c) 210
2,700,000 ONE 2021-PARK Mortgage Trust 144A, (1 mo.
LIBOR USD + 1.500%), 1.59%, 3/15/36 (b)(c) 2,705
1,900,000 ONE 2021-PARK Mortgage Trust 144A, (1 mo.
LIBOR USD + 1.750%), 1.84%, 3/15/36 (b)(c) 1,903
Principal
or Shares Security Description
Value
(000)
1,000,000 PFP 2019-5 Ltd. 144A, (1 mo. LIBOR USD +
1.420%), 1.51%, 4/14/36 (b)(c) $ 1,002
1,400,000 Radnor RE 2021-1 Ltd. 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.650%), 1.70%, 12/27/33 (b)(c) 1,402
2,362 STACR Trust 2018-DNA3 144A, (1 mo. LIBOR
USD + 0.750%), 0.84%, 9/25/48 (b)(c) 2
350,000 STACR Trust 2018-DNA3 144A, (1 mo. LIBOR
USD + 2.100%), 2.19%, 9/25/48 (b)(c) 356
3,538,529 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 1.650%), 1.74%, 4/25/43 (b)(c) 3,547
3,350,000 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 3.750%), 3.84%, 4/25/43 (b)(c) 3,439
916,924 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 11.750%), 11.84%, 5/25/43 (b)(c) 1,051
1,837,926 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 1.250%), 1.34%, 2/25/47 (b)(c) 1,842
3,300,000 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 2.400%), 2.49%, 2/25/47 (b)(c) 3,360
1,900,000 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 10.500%), 10.59%, 2/25/47 (b)(c) 2,184
3,100,000 TPGI Trust 2021-DGWD 144A, (1 mo. LIBOR
USD + 2.350%), 2.45%, 6/15/26 (b)(c) 3,115
2,100,000 TTAN 2021-MHC 144A, (1 mo. LIBOR USD +
2.400%), 2.49%, 3/15/38 (b)(c) 2,117
1,200,000 Wells Fargo Commercial Mortgage Trust 2017-
SMP 144A, (1 mo. LIBOR USD + 0.875%),
0.97%, 12/15/34 (b)(c) 1,200
450,000 Wells Fargo Commercial Mortgage Trust 2017-
SMP 144A, (1 mo. LIBOR USD + 1.775%),
1.87%, 12/15/34 (b)(c) 448
6,805,189 Wells Fargo Commercial Mortgage Trust 2018-
C46 , 0.94%, 8/15/51 (h) 303
Total Mortgage Backed (Cost - $282,404)
285,109
U.S. Treasury (1%
)
12,000,000 U.S. Treasury Bill, 0.04%, 8/03/21 (a)
(Cost - $12,000) 12,000
Investment Company (1%
)
32,000 iShares JP Morgan USD Emerging Markets Bond
ETF 3,607
3,044,730 Payden Cash Reserves Money Market Fund* 3,045
Total Investment Company (Cost - $6,638)
6,652
Purchase Options  (0%
)
Total Purchase Options (Cost - $287) 156
Total Investments (Cost - $957,118) (98%)
967,029
Other Assets, net of Liabilities (2%)
23,321
Net Assets (100%) $ 990,350
* Affiliated investment.
(a) Yield to maturity at time of purchase.
(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(c) Floating rate security. The rate shown reflects the rate in effect at July 31,
2021.
(d) Principal in foreign currency.
(e) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(f) Floating rate security. The rate shown reflects the rate in effect at July 31,
2021. The stated maturity is subject to prepayments.

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
(g) All or a portion of these securities are on loan. At July 31, 2021, the total market value of the Fund’s securities on loan is $1,029 and the total market value of the collateral held by the Fund is $1,058. Amounts in 000s.
(h) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Purchase Options
Description
Number of
Contracts
Notional
Amount
(000s)
Exercise
Price
Maturity
Date
Value
(000s) Call/Put
Exchange Traded Options Purchase - 0.0%
S & P 500 Index 163 $ 71,643 $ 3730.00 08/31/2021 $ 96 Put
S & P 500 Index 247 108,563 3950.00 08/13/2021 60 Put
Total Purchase Options
$156
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
EUR 1,130 USD  1,334 Citibank, N.A. 09/21/2021 $ 8
GBP 392 USD  543 HSBC Bank USA, N.A. 09/21/2021 2
USD 953 BRL  4,814 Barclays Bank PLC 09/15/2021 35
USD 133,182 EUR  111,842 Citibank, N.A. 09/21/2021 370
USD 8,484 GBP  6,102 HSBC Bank USA, N.A. 09/21/2021 1
416
Liabilities:
EUR 2,845 USD  3,381 Citibank, N.A. 09/21/2021 (3)
Net Unrealized Appreciation (Depreciation)
$413
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Treasury 2-Year Note Future 179 Sep-21 $ 39,498 $ 32 $ 32
Short Contracts:
Euro-Bobl Future 269 Sep-21 (43,193) (433) (433)
Euro-Bund Future 88 Sep-21 (18,432) (428) (428)
Euro-Schatz Future 116 Sep-21 (15,461) (29) (29)
U.S. 10-Year Ultra Future 140 Sep-21 (21,035) (655) (655)
U.S. Treasury 10-Year Note Future 432 Sep-21 (58,084) (971) (971)
U.S. Treasury 5-Year Note Future 379 Sep-21 (47,165) (277) (277)
(2,793)
Total Futures
$(2,761)

Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year Interest Rate Swap, Pay Fixed 1.4039% Semi-Annually,
Receive Variable 0.13488% (3-Month USD LIBOR) Quarterly 06/22/2031 $ 8,956 $ (139) $ – $ (139)
10-Year Interest Rate Swap, Pay Fixed 1.4168% Semi-Annually,
Receive Variable 0.13488% (3-Month USD LIBOR) Quarterly 06/22/2031 4,110 (69) – (69)
10-Year Interest Rate Swap, Pay Fixed 1.4195% Semi-Annually,
Receive Variable 0.13488% (3-Month USD LIBOR) Quarterly 06/22/2031 2,050 (35) – (35)
3-Year Interest Rate Swap, Receive Fixed 0.825% Semi-
Annually, Pay Variable 0.1285% (3-Month USD LIBOR)
Quarterly 05/10/2024 35,838 21 – 21
3-Year Interest Rate Swap, Receive Fixed 0.850% Semi-
Annually, Pay Variable 0.1285% (3-Month USD LIBOR)
Quarterly 04/27/2024 22,590 23 – 23
3-Year Interest Rate Swap, Receive Fixed 0.86% Semi-Annually,
Pay Variable 0.1285% (3-Month USD LIBOR) Quarterly 04/28/2024 131,211 148 – 148
3-Year Interest Rate Swap, Receive Fixed 0.959% Semi-
Annually, Pay Variable 0.1285% (3-Month USD LIBOR)
Quarterly 07/14/2024 101,000 101 – 101
5-Year Interest Rate Swap, Pay Fixed 1.52525% Semi-Annually,
Receive Variable 0.1285% (3-Month USD LIBOR) Quarterly 07/14/2026 101,000 (141) – (141)
5-Year Interest Rate Swap, Pay Fixed 1.7825% Semi-Annually,
Receive Variable 0.1285% (3-Month USD LIBOR) Quarterly 04/28/2026 23,220 (100) – (100)
5-Year Interest Rate Swap, Pay Fixed 1.785% Semi-Annually,
Receive Variable 0.1285% (3-Month USD LIBOR) Quarterly 05/12/2026 36,697 (156) – (156)
5-Year Interest Rate Swap, Pay Fixed 1.80% Semi-Annually,
Receive Variable 0.1285% (3-Month USD LIBOR) Quarterly 04/28/2026 134,937 (603) – (603)
$(950) $– $(950)
Open Centrally Cleared Zero-Coupon Inflation Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
10 Year Zero-Coupon Inflation Swap Receive Fixed 2.3705% at
Maturity, Pay Variable (Change in CPI) at Maturity 06/22/2031 $13,170 $(396) $– $(396)